Accrued Expenses and Other Liabilities (Details) $ in Thousands, £ in Millions	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 5,937	$ 6,568
Research and development costs	13,073	10,449
UCLB milestone and option	840	663	£ 0.5
Professional fees	5,148	2,611
U.S. corporate income and local taxes	0	391
Other liabilities	402	716
Total accrued expenses and other liabilities	$ 25,400	$ 21,398